Investment and Fair Value Measurement (Details) - Schedule of Carrying Value of the non-marketable Investments - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Carrying Value of The Non-Marketable Investments [Abstract]
Initial cost basis	$ 4,079,707	$ 4,079,707
Upward adjustments	6,108,872	6,108,872
Downward adjustments and impairment	(520,821)	(520,821)
Total carrying value at the end of the period	$ 9,667,758	$ 9,667,758